Schedule II - Valuation and Qualifying Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015	Dec. 28, 2013
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	$ 739	$ 425	$ 348
Additions charged to costs and expenses	1,577	729	776
Deductions from reserves	(1,277)	(415)	(699)
Balance at end of period	1,039	739	425
Allowance for Sales Returns [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at beginning of period	15,262	9,433	5,330
Additions charged to costs and expenses	84,265	78,890	59,656
Deductions from reserves	(78,965)	(73,061)	(55,553)
Balance at end of period	$ 20,562	$ 15,262	$ 9,433